UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-8253

The Boyar Value Fund, Inc.

(Exact name of registrant as specified in charter)

 35 East 21st Street, New York, NY

10010

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

212-995-8300

Date of fiscal year end:

12/31

Date of reporting period: 9/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 79.6%
		BANKS - 2.3%
	13,207	Bank of New York Mellon Corp. (The)	$ 430,284

		COMMERCIAL SERVICES - 4.1%
	9,500	Arbitron, Inc.	424,555
	25,600	Midas, Inc. *	352,256
			776,811

		DIVERSIFIED FINANCIAL SERVICES - 12.6%
	14,500	Ameriprise Financial, Inc.	553,900
	18,300	Citigroup, Inc.	375,333
	19,250	J.P. Morgan Chase & Co.	898,975
	4,400	Lehman Brothers Holdings, Inc.	946
	10,000	Merrill Lynch & Co., Inc.	253,000
	10,000	Nasdaq OMX Group (The) *	305,700
			2,387,854

		FOOD & BEVERAGE - 4.4%
	6,000	H.J. Heinz Co.	299,460
	6,000	Kraft Foods, Inc.	196,500
	15,900	PepsiAmericas, Inc.	329,448
			825,408

		INSURANCE - 3.6%
	14,886	St. Paul Travelers Cos., Inc. (The)	672,847

		LEISURE TIME - 2.9%
	15,500	Carnival Corp.	547,925

		LODGING - 3.4%
	9,500	MGM Mirage *	270,750
	15,100	Orient-Express Hotels, Ltd., Class A	364,363
			635,113

		MEDIA - 23.0%
	24,064	Cablevision Systems Corp., Class A	605,450
	40,076	CBS Corp., Class B	584,308
	29,250	Comcast Corp., Special Class A	576,810
	12,000	Meredith Corp.	336,600
	44,100	Playboy Enterprises, Inc., Class B *	173,754
	19,500	Scholastic Corp.	500,760
	70,000	Time Warner, Inc.	917,700
	22,000	Walt Disney Co. (The)	675,180
			4,370,562

		MISCELLANEOUS MANUFACTURER - 3.2%
	24,000	General Electric Co.	612,000

		PHARMACEUTICALS - 3.7%
	38,500	Pfizer, Inc.	709,940

		RETAIL - 9.9%
	5,000	CVS Caremark Corp.	168,300
	10,900	DineEquity, Inc.	183,774
	23,000	Home Depot, Inc.	595,470
	29,000	Limited Brands, Inc.	502,280
	46,500	Saks, Inc. *	430,125
			1,879,949

		SEMICONDUCTORS - 0.5%
	12,000	DSP Group, Inc. *	91,800

		SOFTWARE - 2.5%
	18,000	Microsoft Corp.	480,420

		TELECOMMUNICATIONS - 0.8%
	13,441	Windstream Corp.	147,045

		TRANSPORTATION - 2.7%
	8,000	United Parcel Service, Inc., Class B	503,120

		TOTAL COMMON STOCKS (Cost $16,181,397)	15,071,078

		INVESTMENT COMPANIES - 8.2%
	1,046,452	Dreyfus Institutional Reserves Money Fund, 2.50%, 10/1/08**	1,046,452
	500,000	Milestone Treasury Obligation Portfolio, 1.09%, 10/1/08**	500,000
		TOTAL INVESTMENT COMPANIES (Cost $1,546,452)	1,546,452
	Principal
	Amount
		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.6%
	$ 2,003,000	Federal Home Loan Bank Discount Notes,
		0.407%, 10/22/08 (Cost $2,000,429)	2,000,429

		TOTAL INVESTMENTS - 98.4% (Cost $19,728,278) (a)	$ 18,617,959

		OTHER ASSETS & LIABILITIES - 1.6%	328,395
		NET ASSETS - 100.0%	$ 18,946,354

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same and differs from
	market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,797,021
		Unrealized depreciation:	(2,907,340)
		Net unrealized depreciation:	$ (1,110,319)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2008.

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual
	and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.
	These inputs are summarized in the three broad level listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	15,071,078	-
Level 2 - Other Significant Observable Inputs	3,546,881	-
Level 3 - Significant Unobservable Inputs	-	-
Total	18,617,959	-
* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyar Value Fund, Inc.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/25/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/25/08

By

*/s/  Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/25/08